Intangible Assets, Net (Tables)	9 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	As of March 31,	As of June 30,
	2024	2023
	(Unaudited)	(Audited)
Internal use software development	$2,752,942	$-
Less: accumulated amortization	(331,422)	-
Total intangible assets, net	$2,421,520	$-

Schedule of Amortization Expense	The following table sets forth the Company’s amortization expense for the next five years ending:
Amortization
expenses
Twelve months ending March 31, 2025	$727,254
Twelve months ending March 31, 2026	428,016
Twelve months ending March 31, 2027	428,016
Twelve months ending March 31, 2028	428,016
Twelve months ending March 31, 2029	410,218
Total	$2,421,520